Acquisitions and divestments - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) divestment	Dec. 31, 2024 EUR (€) divestment
Acquisitions and divestments [Abstract]
Number of divestments | divestment	2	4
Aggregated net cash consideration for divestments	€ 77	€ 118
Gain (loss) on disposal of divestment	€ (26)	€ 8